Expense Example	Oct. 26, 2025 USD ($)
Defined Duration 5 ETF | Defined Duration 5 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	85
Defined Duration 20 ETF | Defined Duration 20 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	$ 100